Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Segment information
Net revenues	¥ 101,858,489	$ 15,610,497	¥ 92,994,418	¥ 84,523,948
Total income from operations	5,860,086	898,098	4,773,374	2,421,113
Total other (expenses) income	1,159,271		169,431	325,962
Income before income taxes and share of (loss) income of equity method investees	7,019,357	1,075,765	4,942,805	2,747,075
Depreciation
Depreciation	970,083	148,672	830,368	770,290
Interest income	449,017	68,815	217,027	242,872
Interest expenses	(67,357)	(10,323)	(86,004)	(159,744)
Share of loss of equity method investees, net of tax of nil	30,015	$ 4,600	27,182	(46,999)
Assets	58,940,814		48,582,678		$ 9,033,075
Investments in equity method investees	1,949,787		3,112,952		$ 298,818
Total expenditure for additions of long-lived assets	2,271,895		4,277,673
Inter-segment
Segment information
Net revenues	(1,521,614)		(1,325,383)	(389,413)
Depreciation
Interest income			(17,034)	(26,568)
Interest expenses			17,034	26,568
Unallocated expenses
Segment information
Total income from operations	(986,425)		(728,414)	(717,086)
Vip.com
Depreciation
Depreciation	672,957		771,049	715,087
Assets	44,087,467		37,727,525
Investments in equity method investees	783,919		737,806
Total expenditure for additions of long-lived assets	1,449,632		3,260,978
Vip.com | Operating Segment
Segment information
Net revenues	99,324,590		91,435,282	84,159,609
Total income from operations	6,656,721		5,267,814	3,353,658
Depreciation
Interest income	313,183		167,550	232,494
Interest expenses	(61,850)		(42,424)	(103,504)
Share of loss of equity method investees, net of tax of nil	(74,794)		(25,590)	(46,999)
Shan Shan Outlets
Depreciation
Depreciation	125,254		22,551
Assets	8,766,027		5,732,260
Investments in equity method investees	1,165,868		2,375,146
Total expenditure for additions of long-lived assets	597,611		641,722
Shan Shan Outlets | Operating Segment
Segment information
Net revenues	1,151,331		245,817
Total income from operations	187,499		6,255
Depreciation
Interest income	63,282		11,746
Interest expenses	(5,507)		(8,989)
Share of loss of equity method investees, net of tax of nil	104,809		52,772
Others
Depreciation
Depreciation	171,872		36,768	55,203
Assets	6,087,320		5,122,893
Total expenditure for additions of long-lived assets	224,652		374,973
Others | Operating Segment
Segment information
Net revenues	2,904,182		2,638,702	753,752
Total income from operations	2,291		227,719	(215,459)
Depreciation
Interest income	¥ 72,552		54,765	36,946
Interest expenses			¥ (51,625)	¥ (82,808)